Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment
	2011	2012	Estimated Useful lives in years
Computer hardware and software	$187,349	$190,339	3
Machinery and equipment	257,782	254,533	5
Molds, tools and dies	42,460	42,460	5
Office furniture and fixtures	29,520	44,138	5
	517,111	531,470
Accumulated depreciation and amortization	(496,943)	(505,425)
Equipment and leasehold improvements, net	$20,168	$26,045

Depreciation expense for year ended	$23,546	$14,082